Material Accounting Policies (Details) shares in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2025 EUR (€) shares	Dec. 31, 2025 USD ($)	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)
Material Accounting Policies [Line Items]
Revenue percentage				10.00%
Cash	€ 493,129		€ 2,384,625
Cash equivalents	€ 0		1,000,000
Percentage of purchase of accounts receivables	80.00%	80.00%
Percentage of commission charge	0.35%	0.35%
Factoring liability	€ 128,233		0
Factoring activities	14,579		0
Incurred net loss	1,156,309
Interest on bank loan	37,943		€ 153,128	€ 245,706
Insurance Risk [Member]
Material Accounting Policies [Line Items]
Cash	€ 100,000
Purchase and Sale Agreement [Member]
Material Accounting Policies [Line Items]
Factoring liability	3.45%
ATM [Member]
Material Accounting Policies [Line Items]
New shares issued (in Shares) | shares	7,800
One Customer [Member]
Material Accounting Policies [Line Items]
Revenue percentage	49.00%	49.00%
Two Customers [Member]
Material Accounting Policies [Line Items]
Revenue percentage			12.00%
American Depositary Securities [Member]
Material Accounting Policies [Line Items]
Gross proceeds (in Dollars) | $		$ 5.0
American Depositary Securities [Member]
Material Accounting Policies [Line Items]
New shares issued (in Shares) | shares	1,560